Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 30,152	$ 26,603
Receivables, net of allowance for doubtful accounts of $645, $687 and $1,013 at June 30, 2019, December 31, 2018 and 2017 respectively	20,104	16,967
Inventories	118,547	167,378
Income tax receivable	231	2,630
Prepaid expenses and other	3,256	3,166
Total current assets	172,290	216,744
Property and equipment, net	80,294	78,043
Goodwill	36,728	36,762
Intangible assets, net	68,286	70,189
Deferred tax asset
Other assets	255	358
Total assets	357,853	402,096
Current liabilities
Accounts payable, accrued expenses and other current liabilities	21,517	22,599
Income tax payable
Dividends payable		1,210
Floor plan notes payable, net of debt discount	94,738	143,469
Contingent liability, current portion
Financing liability, current portion	830	714
Long-term debt, current portion	4,445	4,408
Total current liabilities	121,530	172,400
Long term liabilities
Financing liability, non-current portion, net of debt discount	63,555	60,533
Long term debt, non-current portion, net of debt discount	16,790	19,013
Deferred tax liability	18,717	18,717
Total liabilities	220,592	270,663
Commitments and Contingencies
Series A Convertible Preferred Stock; 600,000 shares, designated, issued, and outstanding as of June 30, 2019 and December 31, 2018; liquidation preference of $62,709 and $61,210 as of June 30, 2019 and December 31, 2018, respectively	57,692	54,983
Stockholders' Equity
Preferred stock value
Common stock value
Additional paid-in capital	80,023	80,606
Treasury stock, 165 shares, at cost
Accumulated deficit	(454)	(4,156)
Total stockholders' equity	79,569	76,450	$ 50,833
Total liabilities and stockholders' equity	$ 357,853	$ 402,096
Predecessor [Member]
Current assets
Cash			13,292
Receivables, net of allowance for doubtful accounts of $645, $687 and $1,013 at June 30, 2019, December 31, 2018 and 2017 respectively			19,911
Inventories			114,170
Income tax receivable
Prepaid expenses and other			2,062
Total current assets			149,435
Property and equipment, net			45,669
Goodwill			25,216
Intangible assets, net			25,862
Deferred tax asset			144
Other assets			219
Total assets			246,545
Current liabilities
Accounts payable, accrued expenses and other current liabilities			25,181
Income tax payable			1,536
Dividends payable
Floor plan notes payable, net of debt discount			104,976
Contingent liability, current portion			667
Financing liability, current portion			595
Long-term debt, current portion			1,870
Total current liabilities			134,825
Long term liabilities
Financing liability, non-current portion, net of debt discount			53,680
Long term debt, non-current portion, net of debt discount			7,207
Deferred tax liability
Total liabilities			195,712
Commitments and Contingencies
Series A Convertible Preferred Stock; 600,000 shares, designated, issued, and outstanding as of June 30, 2019 and December 31, 2018; liquidation preference of $62,709 and $61,210 as of June 30, 2019 and December 31, 2018, respectively
Stockholders' Equity
Preferred stock value
Common stock value			3
Additional paid-in capital			49,756
Treasury stock, 165 shares, at cost			(11)
Accumulated deficit			1,085
Total stockholders' equity			50,833
Total liabilities and stockholders' equity			$ 246,545